16. Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Assets:
Cash and cash equivalents	$ 48,843	$ 29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Mortgage loans held for sale	6,922	5,146
Loans, net	605,551	653,893
Cash surrender value of life insurance	13,273	12,835
Liabilities:
Deposits and demand notes payable	781,525	827,111
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	48,843
Investment securities available for sale	1,468
Other investments	0
Mortgage loans held for sale	0
Loans, net	0
Cash surrender value of life insurance	0
Liabilities:
Deposits and demand notes payable	0
Securities sold under agreements to repurchase	0
FHLB borrowings	0
Junior subordinated debentures	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	0
Investment securities available for sale	295,105
Other investments	0
Mortgage loans held for sale	0
Loans, net	0
Cash surrender value of life insurance	13,273
Liabilities:
Deposits and demand notes payable	780,662
Securities sold under agreements to repurchase	34,578
FHLB borrowings	76,375
Junior subordinated debentures	20,619
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0
Investment securities available for sale	1,250
Other investments	5,599
Mortgage loans held for sale	6,922
Loans, net	599,996
Cash surrender value of life insurance	0
Liabilities:
Deposits and demand notes payable	0
Securities sold under agreements to repurchase	0
FHLB borrowings	0
Junior subordinated debentures	0
Estimated Fair Value
Assets:
Cash and cash equivalents	48,843	29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Mortgage loans held for sale	6,922	5,146
Loans, net	599,996	648,640
Cash surrender value of life insurance	13,273	12,835
Liabilities:
Deposits and demand notes payable	780,662	826,810
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	76,375	75,046
Junior subordinated debentures	$ 20,619	$ 20,619